Interests in Unconsolidated Structured Entities	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Interests in Unconsolidated Structured Entities
38.	Interests in Unconsolidated Structured Entities

(1)
Details of information about its interests in unconsolidated structured entities, which the Group does not have control over, including the nature, purpose and activities of the structured entity and how the structured entity is financed, are as follows:

Classes of entities	Nature, purpose, activities and others
Real estate finance	A structured entity incorporated for the purpose of real estate development is provided with funds by investors’ investments in equity and borrowings from financial institutions (including long-term and short-term loans and issuance of Asset Backed Commercial Paper (“ABCP”) due in three months), and based on these, the structured entity implements activities such as real estate acquisition, development and mortgage loans. The structured entity repays loan principals with funds incurred from instalment house sales after the completion of real estate development or with collection of the principal of mortgage loan. The remaining shares are distributed to investors. As of December 31, 2023, this entity is engaged in real estate finance structured entity and generates revenues by receiving dividends from direct investments in or receiving interests on loans to the structured entity. Financial institutions, including the Entity, are provided with guarantees including joint guarantees or real estate collateral from investors and others. Consequently, the entity is a priority over other parties in the preservation of claim. However, when the credit rating of investors and others decreases or when the value of real estate decreases, the entity may be obliged to cover losses.

PEF and investment funds	Minority investors including managing members contribute to Private Equity Fund (“PEF”) and investment funds incorporated for the purpose of providing funds to the small, medium, or venture entities, and the managing member implements activities such as investments in equity or loans based on the contributions. As of December 31, 2023, the entity is engaged in PEF and investment funds structured entity, and after contributing to PEF and investment funds, the entity receives dividends for operating revenues from these contributions. The entity is provided with underlying assets of PEF and investment funds as collateral. However, when the value of the underlying assets decreases, the entity may be obliged to cover losses.

Asset securitization	The Group transfers accounts receivable for handset sales to its Special Purpose Company (“SPC”) for asset securitization. SPC issues the asset-backed securities with accounts receivable for handset sales as an underlying asset and makes payment for the underlying asset acquired.
(2)
Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as of
 December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	3,539,827	￦	5,580,445	￦	2,044,989	￦	11,165,261
Assets recognized in statement of financial position
Other financial assets	￦	77,819	￦	237,907	￦	—	￦	315,726
Joint ventures and associates		123,138		268,275		—		391,413

Total	￦	200,957	￦	506,182	￦	—	￦	707,139

Maximum loss exposure 1
Investment assets	￦	200,957	￦	506,182	￦	—	￦	707,139
Investment agreement and others 2		40,914		91,224		—		132,138

Total	￦	241,871	￦	597,406	￦	—	￦	839,277

1	Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2	Investment agreements and others include purchase agreements, credit granting and others.

(in millions of Korean won)	December 31, 2023
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	7,890,823	￦	4,833,966	￦	1,846,270	￦	14,571,059
Assets recognized in statement of financial position
Other financial assets	￦	216,040	￦	227,266	￦	—	￦	443,306
Joint ventures and associates		144,517		282,550		—		427,067

Total	￦	360,557	￦	509,816	￦	—	￦	870,373

Maximum loss exposure 1
Investment assets	￦	360,557	￦	509,816	￦	—	￦	870,373
Investment agreement and others 2		44,975		106,064		—		151,039

Total	￦	405,532	￦	615,880	￦	—	￦	1,021,412

1	Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2	Investment agreements and others include purchase agreements, credit granting and others.